Cover	Nov. 22, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 22, 2021
Entity File Number	001-39698
Entity Registrant Name	Better World Acquisition Corp.
Entity Central Index Key	0001821146
Entity Tax Identification Number	85-2448447
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	775 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10021
City Area Code	(212)
Local Phone Number	450-9700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Common Stock and one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Common Stock and one Redeemable Warrant
Trading Symbol	BWACU
Security Exchange Name	NASDAQ
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BWAC
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Common Stock for $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	BWACW
Security Exchange Name	NASDAQ